Putnam Focused Large Cap Growth ETF
The fund's portfolio
5/31/23 (Unaudited)

COMMON STOCKS (97.9%)(a)
	Shares	Value
Aerospace and defense (0.8%)
TransDigm Group, Inc.	327	$252,984

		252,984
Automobiles (2.5%)
Tesla, Inc.(NON)	3,758	766,369

		766,369
Broadline retail (5.4%)
Amazon.com, Inc.(NON)	13,499	1,627,709

		1,627,709
Building products (0.6%)
Johnson Controls International PLC	2,982	178,025

		178,025
Capital markets (1.6%)
MSCI, Inc.	1,016	478,058

		478,058
Chemicals (1.3%)
Sherwin-Williams Co. (The)	1,667	379,709

		379,709
Commercial services and supplies (1.2%)
Waste Connections, Inc.	2,694	368,135

		368,135
Consumer staples distribution and retail (1.7%)
Costco Wholesale Corp.	1,012	517,699

		517,699
Entertainment (1.3%)
Live Nation Entertainment, Inc.(NON)	4,730	378,116

		378,116
Financial services (5.1%)
Mastercard, Inc. Class A	2,356	859,987
Visa, Inc. Class A	3,045	673,036

		1,533,023
Food products (1.5%)
Hershey Co. (The)	1,690	438,893

		438,893
Ground transportation (0.4%)
Union Pacific Corp.	648	124,753

		124,753
Health care equipment and supplies (3.0%)
Dexcom, Inc.(NON)	2,696	316,133
IDEXX Laboratories, Inc.(NON)	336	156,163
Intuitive Surgical, Inc.(NON)	1,365	420,202

		892,498
Health care providers and services (6.1%)
HCA Healthcare, Inc.	1,351	356,921
Humana, Inc.	675	338,762
UnitedHealth Group, Inc.	2,362	1,150,861

		1,846,544
Hotels, restaurants, and leisure (2.3%)
Chipotle Mexican Grill, Inc.(NON)	338	701,854

		701,854
Interactive media and services (6.2%)
Alphabet, Inc. Class A(NON)	13,836	1,700,029
Meta Platforms, Inc. Class A(NON)	686	181,598

		1,881,627
IT Services (2.1%)
Accenture PLC Class A	2,035	622,547

		622,547
Life sciences tools and services (1.0%)
Danaher Corp.	1,340	307,691

		307,691
Personal care products (1.2%)
Estee Lauder Cos., Inc. (The) Class A	2,044	376,157

		376,157
Pharmaceuticals (2.0%)
Eli Lilly and Co.	1,011	434,184
Merck & Co., Inc.	1,615	178,312

		612,496
Professional services (0.7%)
CoStar Group, Inc.(NON)	2,459	195,245

		195,245
Semiconductors and semiconductor equipment (8.4%)
Advanced Micro Devices, Inc.(NON)	3,801	449,316
Applied Materials, Inc.	1,227	163,559
NVIDIA Corp.	5,063	1,915,535

		2,528,410
Software (22.6%)
Cadence Design Systems, Inc.(NON)	3,037	701,274
Intuit, Inc.	1,361	570,422
Microsoft Corp.	11,507	3,778,784
Oracle Corp.	5,396	571,652
Palo Alto Networks, Inc.(NON)	3,038	648,279
Salesforce, Inc.(NON)	2,384	532,538

		6,802,949
Specialized REITs (1.7%)
American Tower Corp.	2,702	498,357

		498,357
Specialty retail (0.9%)
Home Depot, Inc. (The)	995	282,033

		282,033
Technology hardware, storage, and peripherals (12.3%)
Apple, Inc.	20,941	3,711,792

		3,711,792
Textiles, apparel, and luxury goods (2.8%)
Lululemon Athletica, Inc. (Canada)(NON)	1,011	335,581
Nike, Inc. Class B	4,738	498,722

		834,303
Wireless telecommunication services (1.2%)
T-Mobile US, Inc.(NON)	2,697	370,164

		370,164

Total common stocks (cost $26,160,933)		$29,508,140

SHORT-TERM INVESTMENTS (2.2%)(a)
	Shares	Value
Putnam Government Money Market Fund Class P 4.76%(AFF)	650,126	$650,126

Total short-term investments (cost $650,126)		$650,126
TOTAL INVESTMENTS

Total investments (cost $26,811,059)		$30,158,266

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2022 through May 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $30,154,592.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/23
	Short-term investments
	Putnam Government Money Market Fund***	$—	$1,008,656	$358,530	$9,630	$650,126

	Total Short-term investments	$—	$1,008,656	$358,530	$9,630	$650,126
	*** Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund. There were no realized or unrealized gains or losses during the period.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, who has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$2,629,907	$—	$—
Consumer discretionary	4,212,268	—	—
Consumer staples	1,332,749	—	—
Financials	2,011,081	—	—
Health care	3,659,229	—	—
Industrials	1,119,142	—	—
Information technology	13,665,698	—	—
Materials	379,709	—	—
Real estate	498,357	—	—

Total common stocks	29,508,140	—	—
Short-term investments	650,126	—	—

Totals by level	$30,158,266	$—	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com